Summary of Warrant Activity (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Number of Warrants
Outstanding at the beginning of the period (in shares)	4,219	1,273	1,273
Issued (number of warrants)	2,212	649	2,993	1,273
Cancelled (number of warrants)			(12)
Exercised (number of warrants)		(35)	(35)
Outstanding at the end of the period (in shares)	6,431	1,887	4,219	1,273
Warrants exercisable at end of period (in shares)	6,431	1,887	4,219	1,273
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	5.09	4.44	4.44
Issued (in dollars per share)	0.20	6.35	3.10	4.44
Cancelled (in dollars per share)			5.28
Exercised (in dollars per share)		4.44	4.44
Outstanding at the end of the period (in dollars per share)	2.27	5.09	5.09	4.44
Warrants exercisable at end of period (in dollars per share)	2.27	5.09	3.48	4.44